Shareholder Report	12 Months Ended	103 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Central Investment Portfolios II LLC
Entity Central Index Key	0001401097
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Fidelity International Credit Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Credit Central Fund
Class Name	Fidelity® International Credit Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Credit Central Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Credit Central Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International Credit performed well in 2025, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields, tighter credit spreads and policy interest-rate cuts by the U.S. Federal Reserve and several other key central banks.
•Against this backdrop, the fund's allocation to euro- and pound-denominated corporate bonds - which outperformed dollar-denominated bonds - notably contributed to performance versus the benchmark Bloomberg Global Aggregate Credit ex U.S. Index for the year.
•Overweight holdings among yield-advantaged, lower-quality investment-grade bonds rated BBB or lower boosted relative performance.
•The portfolio's yield-curve positioning aided the relative result as curves steepened in the U.S. and U.K. bond markets.
•Security selection within euro-denominated financials was a bright spot.
•In contrast, an allocation to U.S. Treasurys detracted.
•At year-end, the portfolio was defensively positioned with about 20% in non-benchmark exposure to U.S. government bonds and about 8% in non-U.S. government bonds.
•Notable changes include a reduction in credit risk and a focus on defensively positioning the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 13, 2017 through December 31, 2025. Initial investment of $10,000. Fidelity® International Credit Central Fund $10,000 $10,220 $10,105 $11,476 $12,406 $12,384 $10,215 $10,932 $11,808 Bloomberg Global Aggregate Credit Ex U.S. Index (Hedged USD) $10,000 $10,181 $10,248 $11,299 $12,027 $11,912 $10,355 $11,255 $11,755 Bloomberg Global Aggregate Bond Index $10,000 $10,268 $10,145 $10,839 $11,836 $11,279 $9,446 $9,986 $9,817 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® International Credit Central Fund 8.59% 0.66% 2.95% Bloomberg Global Aggregate Credit Ex U.S. Index (Hedged USD) 6.36% 0.78% 2.64% Bloomberg Global Aggregate Bond Index 8.17% -2.15% 0.70% A From June 13, 2017 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 13, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 104,381,445	$ 104,381,445
Holdings Count | shares	240	240
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$104,381,445
Number of Holdings	240
Total Advisory Fee	$0
Portfolio Turnover	63%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 19.2 AAA 10.0 AA 0.2 A 14.6 BBB 31.6 BB 5.3 B 1.6 CCC,CC,C 0.4 D 0.4 Not Rated 9.1 Short-Term Investments and Net Other Assets (Liabilities) 7.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 19.2 AAA - 10.0 AA - 0.2 A - 14.6 BBB - 31.6 BB - 5.3 B - 1.6 CCC,CC,C - 0.4 D - 0.4 Not Rated - 9.1 Short-Term Investments and Net Other Assets (Liabilities) - 7.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 58.7 U.S. Treasury Obligations 19.2 Foreign Government and Government Agency Obligations 8.6 Preferred Securities 5.9 Short-Term Investments and Net Other Assets (Liabilities) 7.6 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 58.7 U.S. Treasury Obligations - 19.2 Foreign Government and Government Agency Obligations - 8.6 Preferred Securities - 5.9 Short-Term Investments and Net Other Assets (Liabilities) - 7.6 United States 33.1 United Kingdom 17.6 Germany 11.1 France 5.3 Canada 5.0 Switzerland 4.5 Multi-national 4.4 Luxembourg 3.7 Japan 2.9 Others 12.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 33.1 United Kingdom - 17.6 Germany - 11.1 France - 5.3 Canada - 5.0 Switzerland - 4.5 Multi-national - 4.4 Luxembourg - 3.7 Japan - 2.9 Others - 12.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 10.8 US Treasury Bonds 8.4 Canadian Government 2.9 KfW 2.7 European Union 2.6 Japan Government 2.4 Credit Suisse Group AG 2.4 HSBC Holdings PLC 2.0 BNP Paribas SA 1.9 European Investment Bank 1.8 37.9